Stock-based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 449,372	$ 361,759	$ 662,448	$ 1,104,446
Research and development [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	95,704	117,929	212,185	249,346
General and administrative [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 353,668	$ 243,830	$ 450,263	$ 855,100